Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories

	2025 $’000	2024 $’000
Raw materials and consumables	13,572	10,504
Work in progress	12,926	25,608
Finished goods	20,823	36,928
Total inventories	47,321	73,040
Comprising:
Current	47,321	73,040
Non-current	–	–